This is filed pursuant to Rule 497(e).
     File Nos.: 2-79807 and 811-03586



      Purchases

      Initial Purchases. Instruct your Account Executive to purchase shares in the Portfolio you have selected. There is a $500 minimum initial investment for each Portfolio.

      By Check Through Donaldson, Lufkin & Jentrette Securities Corporation. Mail or deliver your check payable to Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ") which will deposit it into your brokerage account. Please indicate your account number on the check. Checks deposited into your brokerage account will be eligible for investment in the Portfolio selected on the business day following posting.

      By Contacting Your Account Executive. Available credit balances in your brokerage account from proceeds of securities sales or from any other source can be used to purchase additional Portfolio shares by contacting your Account Executive specifically each time that you know there is a cash balance.

      Redemptions

      By Checkwriting. Available from DLJ is a checkbook from which you may write checks made payable to any payee in any amount of $100 or more. The maximum amount that a check may be written for will depend upon a combination of your Portfolio shares, other available cash in your brokerage account, and the available margin loan value of securities in your brokerage account if your brokerage account is established as a margin account. In order to establish checkwriting you must fill out the signature card which you can obtain from your Account Executive. There is no separate charge for the checkwriting service. The checkwriting service enables you to receive the daily dividends declared on the Portfolio shares to be redeemed until the day that your check is presented for payment.

      By Sweep. A sufficient number of shares will be redeemed automatically on settlement date to pay for all securities transactions. A sufficient number of shares will also be redeemed to satisfy any withdrawals or debits posted to the brokerage account.

--------------------------------------------------------------------------------
Table Of Contents
-----------------
RISK/RETURN SUMMARY .........................................................  2
FEES AND EXPENSES OF THE PORTFOLIOS .........................................  7
OTHER INFORMATION ABOUT THE PORTFOLIOS'
OBJECTIVES, STRATEGIES, AND RISKS ...........................................  7
   Investment Objectives And Strategies .....................................  7
   Alliance Capital Reserves ................................................  7
   Alliance Money Reserves ..................................................  8
   Alliance Government Reserves .............................................  8
   Alliance Treasury Reserves ...............................................  8
   Alliance Municipal Trust .................................................  8
   Risk Considerations ...................................................... 10
MANAGEMENT OF THE PORTFOLIOS ................................................ 12
HOW THE PORTFOLIOS VALUE THEIR SHARES ....................................... 13
DIVIDENDS, DISTRIBUTIONS, AND TAXES ......................................... 13
DISTRIBUTION ARRANGEMENTS ................................................... 14
FINANCIAL HIGHLIGHTS ........................................................ 15
--------------------------------------------------------------------------------
                                                                      NOVDLJ1999





--------------------------------------------------------------------------------
                                      DLJ

                                   introduces

                            A CASH MANAGEMENT SERVICE

--------------------------------------------------------------------------------

                                     with...

                            Alliance Capital Reserves

                             Alliance Money Reserves

                          Alliance Government Reserves

                           Alliance Treasury Reserves

                            Alliance Municipal Trust

                              o General Portfolio

                              o California Portfolio

                              o Connecticut Portfolio

                              o Florida Portfolio

                              o Massachusetts Portfolio

                              o New Jersey Portfolio

                              o New York Portfolio

                              o Virginia Portfolio

                                   PROSPECTUS

                                November 1, 1999

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                          Donaldson, Lufkin & Jenrette

              Donaldson, Lufjin & Jenrette Securities Corporation
           277 Park Avenue, New York, New York 10172 * (212) 892-3000

          Member New York Stock Exchange, American Stock Exchange, SIPC

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios after this summary.

      Objectives: The investment objective of Alliance Money Reserves is maximum current income to the extent consistent with safety of principal and liquidity. The investment objectives of each of the other Portfolios are -- in the following order of priority -- safety of principal, excellent liquidity, and maximum current income (exempt from income taxation to the extent described in this Prospectus in the case of each Portfolio of Alliance Municipal Trust) to the extent consistent with the first two objectives.

      Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each of Alliance Capital Reserves and Alliance Money Reserves pursues its objectives by maintaining a portfolio of high-quality, U.S. dollar-denominated money market securities. Alliance Government Reserves pursues its objectives by maintaining a portfolio of high-quality, U.S. Government (including its agencies and instrumentalities) and other U.S. dollar-denominated money market securities. Alliance Treasury Reserves pursues its objectives by maintaining a portfolio of high-quality, U.S. Treasury and other U.S. dollar-denominated money market securities. Each Portfolio of Alliance Municipal Trust pursues its objectives by maintaining a portfolio of high-quality municipal securities. The General Portfolio is diversified; the remaining Portfolios of Alliance Municipal Trust are non-diversified and only offered to residents of the named states.

      The Portfolios invest primarily in the following money market securities:

      o Alliance Capital Reserves and Alliance Money Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, obligations of certain banks and savings and loan associations, high-quality securities of corporate issuers, adjustable rate obligations, asset-backed securities and repurchase agreements.

      o Alliance Government Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, adjustable rate obligations and repurchase agreements.

      o Alliance Treasury Reserves. Obligations of the U.S. Treasury, such as bills, notes and bonds, adjustable rate obligations and repurchase agreements.

      o Alliance Municipal Trust. High-quality municipal securities including, with respect to the state Portfolios, those issued by the named states or their political subdivisions.

      Principal Risks: The principal risks of investing in each Portfolio are:

      o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

      o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

      In addition, the principal risks of investing in each Portfolio of Alliance Municipal Trust are:

      o Municipal Market Risk. This is the risk that special factors, such as political or legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investment. Because the Portfolios, except for the General Portfolio, invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences.

      o Diversification Risk. The Portfolios that invest in particular states may invest more of their assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on these Portfolios.

      Another important thing for you to note:

      An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

      For each Portfolio, the performance table shows the Portfolio's average annual total returns and the bar chart shows the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

      o the Portfolio's average annual total returns for 1, 5, and 10 years (or over the life of the Portfolio if less than 10 years old); and

      o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if less than 10 years old).

      A Portfolio's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for any Portfolio by calling (800) 221-9513 or your financial intermediary.

ALLIANCE CAPITAL RESERVES (ACR)

                                PERFORMANCE TABLE

                        1 Year      5 Years   10 Years
--------------------------------------------------------------------------------
                         4.71%       4.50%      5.02%
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                  8.70%
                               90                  7.70%
                               91                  5.62%
                               92                  3.34%
                               93                  2.46%
                               94                  3.33%
                               95                  5.14%
                               96                  4.58%
                               97                  4.77%
                               98                  4.71%

                                   BAR CHART

      During the period shown in the bar chart, the highest return for a quarter was 2.23% (quarter ending June 30, 1989) and the lowest return for a quarter was 0.60% (quarter ending September 30, 1993).

ALLIANCE MONEY RESERVES (AMR)

                                PERFORMANCE TABLE

                                                 Since
                        1 Year      5 Year   Inception*
--------------------------------------------------------------------------------
                         4.71%       4.49%      5.20%
--------------------------------------------------------------------------------

*     Inception date: 2/16/89.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                   n/a
                               90                  7.97%
                               91                  5.66%
                               92                  3.32%
                               93                  2.46%
                               94                  3.26%
                               95                  5.14%
                               96                  4.59%
                               97                  4.77%
                               98                  4.71%

      During the period shown in the bar chart, the highest return for a quarter was 1.91% (quarter ending March 31, 1990) and the lowest return for a quarter was 0.59% (quarter ending September 30, 1993).

ALLIANCE GOVERNMENT RESERVES (AGR)

                                PERFORMANCE TABLE

                        1 Year      5 Years   10 Years
--------------------------------------------------------------------------------
                         4.60%       4.41%      4.89%
--------------------------------------------------------------------------------

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                  8.51%
                               90                  7.50%
                               91                  5.39%
                               92                  3.21%
                               93                  2.36%
                               94                  3.27%
                               95                  5.02%
                               96                  4.48%
                               97                  4.67%
                               98                  4.60%

      During the period shown in the bar chart, the highest return for a quarter was 2.16% (quarter ending June 30, 1989) and the lowest return for a quarter was 0.57% (quarter ending September 30, 1993).

ALLIANCE TREASURY RESERVES (ATR)

                                PERFORMANCE TABLE

                                                 Since
                        1 Year      5 Year   Inception*
--------------------------------------------------------------------------------
                         4.36%       4.47%      4.39%
--------------------------------------------------------------------------------

*     Inception date: 9/1/93.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                   n/a
                               90                   n/a
                               91                   n/a
                               92                   n/a
                               93                   n/a
                               94                  3.73%
                               95                  5.10%
                               96                  4.53%
                               97                  4.66%
                               98                  4.36%

      During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ending March 31, 1995) and the lowest return for a quarter was 0.75% (quarter ending March 31, 1994).

ALLIANCE MUNICIPAL TRUST

General Portfolio (AMT-GEN)

                                PERFORMANCE TABLE

                        1 Year      5 Year    10 Year
--------------------------------------------------------------------------------
                         2.67%       2.62%      3.28%
--------------------------------------------------------------------------------

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                  5.91%
                               90                  5.32%
                               91                  4.01%
                               92                  2.66%
                               93                  1.83%
                               94                  2.17%
                               95                  3.11%
                               96                  2.29%
                               97                  2.90%
                               98                  2.67%

      During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ending June 30, 1989) and the lowest return for a quarter was 0.40% (quarter ending March 31, 1994).

New York Portfolio (AMT-NY)

                                PERFORMANCE TABLE

                        1 Year      5 Year    10 Year
--------------------------------------------------------------------------------
                         2.48%       2.66%      3.26%
--------------------------------------------------------------------------------

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                  5.91%
                               90                  5.32%
                               91                  3.79%
                               92                  2.62%
                               93                  1.74%
                               94                  2.15%
                               95                  3.10%
                               96                  2.70%
                               97                  2.86%
                               98                  2.48%

      During the period shown in the bar chart, the highest return for a quarter was 1.44% (quarter ending June 30, 1989) and the lowest return for a quarter was 0.41% (quarter ending March 31, 1994).

California Portfolio (AMT-CA)

                                PERFORMANCE TABLE

                        1 Year      5 Year    10 Year
--------------------------------------------------------------------------------
                         2.48%       2.65%      3.19%
--------------------------------------------------------------------------------

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                  5.62%
                               90                  4.91%
                               91                  3.79%
                               92                  2.54%
                               93                  1.84%
                               94                  2.15%
                               95                  3.06%
                               96                  2.75%
                               97                  2.80%
                               98                  2.48%

      During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ending June 30, 1989) and the lowest return for a quarter was 0.42% (quarter ending March 31, 1994).

Connecticut Portfolio (AMT-CT)

                                PERFORMANCE TABLE

                                                 Since
                        1 Year      5 Year   Inception*
--------------------------------------------------------------------------------
                         2.48%       2.64%      2.97%
--------------------------------------------------------------------------------

*     Inception date: 1/5/90.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                   n/a
                               90                   n/a
                               91                  3.84%
                               92                  2.55%
                               93                  1.76%
                               94                  2.10%
                               95                  3.05%
                               96                  2.74%
                               97                  2.84%
                               98                  2.48%

      During the period shown in the bar chart, the highest return for a quarter was 1.00% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.38% (quarter ending March 31, 1994).

New Jersey Portfolio (AMT-NJ)

                                PERFORMANCE TABLE

                                              Since
                             1 Year       Inception*
--------------------------------------------------------------------------------
                              2.44%          2.70%
--------------------------------------------------------------------------------

*     Inception date: 2/7/94.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                   n/a
                               90                   n/a
                               91                   n/a
                               92                   n/a
                               93                   n/a
                               94                   n/a
                               95                  3.13%
                               96                  2.69%
                               97                  2.78%
                               98                  244%

      During the period shown in the bar chart, the highest return for a quarter was .82% (quarter ending June 30, 1995) and the lowest return for a quarter was
 .58% (quarter ending December 31, 1998).

Virginia Portfolio (AMT-VA)

                                PERFORMANCE TABLE

                                            Since
                             1 Year     Inception*
--------------------------------------------------------------------------------
                              2.60%         2.94%
--------------------------------------------------------------------------------

*     Inception date: 10/25/94.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                   n/a
                               90                   n/a
                               91                   n/a
                               92                   n/a
                               93                   n/a
                               94                   n/a
                               95                  3.35%
                               96                  2.77%
                               97                  2.98%
                               98                  2.60%

      During the period shown in the bar chart, the highest return for a quarter was 0.92% (quarter ending June 30, 1995) and the lowest return for a quarter was 0.60% (quarter ending December 31, 1998).

Florida Portfolio (AMT-FL)

                                PERFORMANCE TABLE

                                            Since
                             1 Year     Inception*
--------------------------------------------------------------------------------
                              2.62%         2.98%
--------------------------------------------------------------------------------

*     Inception date: 7/28/95.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                   n/a
                               90                   n/a
                               91                   n/a
                               92                   n/a
                               93                   n/a
                               94                   n/a
                               95                   n/a
                               96                  2.98%
                               97                  3.05%
                               98                  2.62%

      During the period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ending June 30, 1997) and the lowest return for a quarter was 0.61% (quarter ending December 31, 1998).

Massachusetts Portfolio (AMT-MA)

                                PERFORMANCE TABLE

                                            Since
                             1 Year     Inception*
--------------------------------------------------------------------------------
                              2.53%         2.80%
--------------------------------------------------------------------------------

*     Inception date: 4/17/97.

                                    BAR CHART

   [The following table was depicted as a bar chart in the printed material]

                        Calendar Year End       Percentage
                        -----------------       ----------
                               89                   n/a
                               90                   n/a
                               91                   n/a
                               92                   n/a
                               93                   n/a
                               94                   n/a
                               95                   n/a
                               96                   n/a
                               97                   n/a
                               98                  2.53%

      During the period shown in the bar chart, the highest return for a quarter was 0.69% (quarter ending June 30, 1998) and the lowest return for a quarter was
 .59% (quarter ending December 31, 1998).

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Transaction Expenses (fees paid directly from your investment)--None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                       ACR     AMR     AGR     ATR  AMT-GEN  AMT-NY  AMT-CA  AMT-CT  AMT-NJ  AMT-VA  AMT-FL  AMT-MA
                                      ====    ====    ====    ====  =======  ======  ======  ======  ======  ======  ======  =======
Management Fees ....................   .46%    .50%    .47%    .50%    .50%    .50%    .50%    .50%    .50%    .50%    .50%    .50%
Distribution (12b-1) Fees ..........   .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%
Other Expenses .....................   .29%    .27%    .30%    .27%    .25%    .29%    .25%    .32%    .34%    .32%    .33%    .72%
                                      ----    ----    ----    ----  -------  ------  ------  ------  ------  ------  ------  -------
Total Portfolio Operating Expenses .  1.00%   1.02%   1.02%   1.02%   1.00%   1.04%   1.00%   1.07%   1.09%   1.07%   1.08%   1.47%
Waiver and/or Expense
  Reimbursement* ...................  (.00)%  (.02)%  (.02)%  (.02)%  (.00)%  (.04)%  (.00)%  (.07)%  (.09)%  (.07)%  (.08)%  (.47)%
                                      ----    ----    ----    ----  -------  ------  ------  ------  ------  ------  ------  -------
Net Expenses .......................  1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%

EXAMPLES*

      The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                      ACR      AMR      AGR      ATR   AMT-GEN   AMT-NY   AMT-CA   AMT-CT   AMT-NJ   AMT-VA   AMT-FL   AMT-MA
                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
1 Year ...........  $  102   $  102   $  102   $  102   $  102   $  102   $  102   $  102   $  102   $  102   $  102   $  102
3 Years ..........  $  318   $  318   $  318   $  318   $  318   $  318   $  318   $  318   $  318   $  318   $  318   $  318
5 years ..........  $  552   $  552   $  552   $  552   $  552   $  552   $  552   $  552   $  552   $  552   $  552   $  552
10 Years .........  $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225

----------
* Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of a Portfolio's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of a Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed 1.00%.

--------------------------------------------------------------------------------
   OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the Prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolios.

      Please note:

      o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in each Portfolio's Statement of Additional Information or SAI.

      o There can be no assurance that any Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

      As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

Alliance Capital Reserves

      ACR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

      o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits that are issued or guaranteed by (i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation and have total assets of more than $1 billion, or (ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of more than $1 billion;

      o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      ACR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

Alliance Money Reserves

     AMR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

      o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      AMR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

Alliance Government Reserves

     AGR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      AGR may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

Alliance Treasury Reserves

     ATR's investments may include:

      o issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      ATR may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

Alliance Municipal Trust

      Each Portfolio pursues its objectives by investing in high-quality municipal securities and normally will invest not less than 80% of its total assets in these securities. Although the Portfolios may invest up to 20% of their total assets in taxable money market securities, substantially all of each Portfolio's income normally will be tax-exempt. Each Portfolio investing in a particular state may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of that state are not available for investment. To the extent of its investments in other states' municipal securities, a Portfolio's income will be exempt only from Federal income tax, not state personal income or other state tax.

      Each Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

      General Portfolio. AMT-GEN seeks maximum current income exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. The Portfolio's income may be subject to state or local income taxes.

      New York Portfolio. AMT-NY seeks maximum current income exempt from Federal, New York state, and New York City personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of New York or its political subdivisions.

      California Portfolio. AMT-CA seeks maximum current income exempt from Federal and California state personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of California or its political subdivisions.

      Connecticut Portfolio. AMT-CT seeks maximum current income exempt from Federal and Connecticut state personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of Connecticut or its political subdivisions.

      New Jersey Portfolio. AMT-NJ seeks maximum current income exempt from Federal and New Jersey state personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of New Jersey or its political subdivisions. The Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income tax (which includes New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities).

      Virginia Portfolio. AMT-VA seeks maximum current income exempt from Federal and Commonwealth of Virginia personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

      Florida Portfolio. AMT-FL seeks maximum current income exempt from Federal and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

      Massachusetts Portfolio. AMT-MA seeks maximum current income exempt from Federal and Commonwealth of Massachusetts personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions. AMT-MA also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      Municipal Securities. The Portfolios' investments in municipal securities may include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

      Each Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

      Each Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but each Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. Each Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities.

      Taxable Money Market Securities. The Portfolios' investments of up to 20% of its total assets in taxable money market securities may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

      Temporary Defensive Position. For temporary defensive purposes when financial, economic, or market conditions warrant, each Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objectives.

Risk Considerations

      The Portfolios' principal risks are interest rate risk and credit risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

      With respect to each Portfolio of Alliance Municipal Trust, the quality and liquidity of a Portfolio's investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. Alliance continuously monitors the credit quality of third parties; however, changes in the credit quality of one of these financial institutions could cause a Fund's investments backed by that institution to lose value and affect the Portfolio's share price.

      Each Portfolio of Alliance Municipal Trust is subject to municipal market risk. Municipal market risk is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolios, except for the General Portfolio, may invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

      The Portfolios' (except for AGR and ATR) investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign entities are subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation, or confiscatory taxation, political changes, or diplomatic developments that could adversely affect a Portfolio's investments.

      The Portfolios may invest up to 10% of their net assets in illiquid securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

      Year 2000: Many computer systems and applications that process transactions use two-digit date fields for the year of a transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and inoperability at or after the year 2000. The Portfolios and their major service providers, including Alliance, utilize a number of computer systems and applications that have been either developed internally or licensed from third-party suppliers. In addition, the Portfolios and their major service providers, including Alliance, are dependent on third-party suppliers for certain systems applications and for electronic receipt of information critical to their business. Should any of the computer systems employed by the Portfolios and their major service providers, including Alliance, fail to process Year 2000 related information properly, that could have a significant negative impact on the Portfolios' operations and the services that are provided to the Portfolios' shareholders. To the extent that the operations of issuers of securities held by the Portfolios are impaired by the Year 2000 problem, the value of the Portfolios' shares may be materially affected. In addition, for any of the Portfolios' investments in foreign markets, it is possible that foreign companies and markets will not be as prepared for Year 2000 as domestic companies and markets.

      The Year 2000 issue is a high priority for the Portfolios and Alliance. During 1997, Alliance began a formal Year 2000 initiative which established a structured and coordinated process to deal with the Year 2000 issue. As part of its initiative, Alliance established a Year 2000 project office to manage the Year 2000 initiative, focusing on both information technology and non-information technology systems. The Year 2000 project office meets periodically with the audit committee of the board of directors of Alliance Capital Management Corporation, Alliance's general partner, and with Alliance's executive management to review the status of the Year 2000 efforts. Alliance has also retained the services of a number of consulting firms which have expertise in advising and assisting with regard to Year 2000 issues. Alliance reports that by June 30, 1998 it had completed its inventory and assessment of its domestic and international computer systems and applications, identified mission critical systems (those systems where loss of their function would result in immediate stoppage or significant impairment to core business units) and nonmission critical systems and determined which of these systems were not Year 2000 compliant. All third-party suppliers of mission critical computer systems and nonmission critical systems applications have been contacted to verify whether their systems and applications will be Year 2000 compliant and their responses are being evaluated. Substantially all of those contacted have responded and approximately 90% have informed Alliance that their systems and applications are or will be Year 2000 compliant. All mission and nonmission critical systems supplied by third parties have been tested with the exception of those third parties not able to comply with Alliance's testing schedule. Alliance reports that it expects that all testing will be completed before the end of 1999.

      Alliance has remediated, replaced or retired all of its non-compliant mission critical systems and applications that can affect the Portfolios. Nonmission critical systems have been remediated. After each system has been remediated, it is tested with 19XX dates to determine if it still performs its intended business function correctly. Next, each system undergoes a simulation test using dates occurring after December 31, 1999. Inclusive of the replacement and retirement of some of its systems, Alliance has completed these testing phases for 98% of mission critical systems and 100% of nonmission critical systems. Integrated systems tests were conducted to verify that the systems would continue to work together. Full integration testing of all mission critical and nonmission critical systems is completed. Testing of interfaces with third-party suppliers has begun and will continue throughout 1999. Alliance reports that it has completed an inventory of its facilities and related technology applications and has begun to evaluate and test these systems. Alliance reports that it anticipates that these systems will be fully operable in the year 2000. Alliance has deferred certain other planned information technology projects until after the year 2000 initiative is completed. Such delay is not expected to have a material adverse effect on Alliance's financial condition or results of operations. Alliance, with the assistance of a consulting firm, is developing Year 2000 specific contingency plans with emphasis on mission critical functions. These plans seek to provide alternative methods of processing in the event of a failure that is outside Alliance's control.

      The estimated current cost to Alliance of the Year 2000 initiative ranges from approximately $40 million to $45 million. These costs consist principally of modification and testing and costs to develop formal Year 2000 specific contingency plans. These costs, which will generally be expensed as incurred, will be funded from Alliance's operations and the issuance of debt. Through June 30, 1999, Alliance had incurred approximately $36.0 million of costs related to the Year 2000 initiative. At this time, management of Alliance believes that the costs associated with resolving the Year 2000 issue will not have a material adverse effect on Alliance's results of operations, liquidity or capital resources.

      There are many risks associated with Year 2000 issues, including the risks that the computer systems and applications used by the Portfolios and their major service providers, will not operate as intended and that the systems and applications of third-party suppliers to the Port-folios and their major service providers will not be Year 2000 compliant. Likewise there can be no assurance the compliance schedules outlined above will be met or that the actual cost incurred will not exceed cost estimates. Should the significant computer systems and applications used by the Portfolios and their major service providers, or the systems of their important third-party suppliers, be unable to process date-sensitive information accurately after 1999, the Portfolios and their major service providers may be unable to conduct their normal business operations and to provide shareholders with required services. In addition, the Portfolios and their major service providers may incur unanticipated expenses, regulatory actions and legal liabilities. The Portfolios and Alliance cannot determine which risks, if any, are most reasonably likely to occur or the effects of any particular failure to be Year 2000 compliant. Certain statements provided by Alliance in this section entitled "Year 2000", as such statements relate to Alliance, are "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. To the fullest extent permitted by law, the foregoing Year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Sec. 1 (1998).

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

      The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of September 30, 1999 totaling more than $317 billion (of which more than $143 billion represented assets of investment companies). As of September 30, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 28 of the nation's FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 118 separate investment portfolios, currently have more than 4.8 million shareholder accounts.

      Under its Advisory Agreement with the Portfolios, Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each Portfolio paid Alliance, for the fiscal year ended June 30, 1999, as a percentage of average daily net assets:

                                       Fee as a percentage of
Portfolio                             average daily net assets*
--------------------------------------------------------------------------------
Alliance Capital Reserves                       .46%
Alliance Money Reserves                         .48%
Alliance Government Reserves                    .45%
Alliance Treasury Reserves                      .48%
Alliance Municipal Trust
  General Portfolio                             .50%
  New York Portfolio                            .46%
  California Portfolio                          .50%
  Connecticut Portfolio                         .43%
  New Jersey Portfolio                          .41%
  Virginia Portfolio                            .43%
  Florida Portfolio                             .42%
  Massachusetts Portfolio                       .03%
----------
* Fees are stated net of waivers and/or reimbursements for each Portfolio except Alliance Capital Reserves and the General and California Portfolios of Alliance Municipal Trust. See the "Annual Portfolio Operating Expenses" table at the beginning of the Prospectus for more information about fee waivers.

      Alliance makes significant payments from its own resources, which may include the management fees paid by the Portfolios, to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolio's shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                      HOW THE PORTFOLIOS VALUE THEIR SHARES
--------------------------------------------------------------------------------

      Each of the Portfolio's net asset value, or NAV, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

      To calculate NAV, a Portfolio's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Other

      Each Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 p.m., Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

      Each Portfolio's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. Each Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. A Portfolio's dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

      Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all of their distributions for the year.

Alliance Capital Reserves, Alliance Money Reserves, Alliance Government Reserves and Alliance Treasury Reserves

      For Federal income tax purposes, any capital gains distributions may be taxable to you as capital gains. Each Portfolio's distributions may be subject to certain state and local taxes.

Alliance Municipal Trust

      Distributions to you out of tax-exempt interest income earned by each Portfolio of Alliance Municipal Trust are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT.

      Each investor should consult his or her own tax advisor to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolios.

      For each Portfolio, except the New York and Connecticut Portfolios, distributions out of income earned from U.S. Government securities will be exempt from state personal income or other state tax as described below.

      New York Portfolio. Distributions to residents of New York out of income earned by AMT-NY from New York municipal securities are exempt from New York state and New York City personal income taxes.

      California Portfolio. Distributions to residents of California out of income earned by AMT-CA from California municipal securities are exempt from California personal income taxes.

      Connecticut Portfolio. Distributions to individuals who are residents of Connecticut out of income earned by AMT-CT from Connecticut municipal securities are exempt from Connecticut personal income taxes.

      New Jersey Portfolio. Distributions to residents of New Jersey out of income earned by AMT-NJ from New Jersey municipal securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders.

      Virginia Portfolio. Distributions to residents of Virginia out of income earned by AMT-VA from Virginia municipal securities are exempt from Virginia individual, estate, trust, or corporate income tax.

      Florida Portfolio. Dividends paid by AMT-FL to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that AMT-FL shares will qualify for exemption from the Florida intangible tax. In order to so qualify, AMT-FL must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by AMT-FL to corporate shareholders will be subject to Florida corporate income tax.

      Massachusetts Portfolio. Distributions to residents of Massachusetts out of interest earned by AMT-MA from Massachusetts municipal securities are exempt from Massachusetts state personal income taxes.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Funds have adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Funds to pay asset-based sales charges or distribution and service fees in connection with the distribution of their shares. The Funds pay these fees in the amount of 0.25% as a percent of aggregate average daily net assets. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand a Portfolio's financial performance for the past five years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming investment of all dividends and distributions). The information has been audited by McGladrey & Pullen LLP, the Portfolios' independent auditors, whose report, along with the Portfolios' financial statements, appears in the SAI, which is available upon request.

                                                                                  Alliance Capital Reserves
                                                           ========================================================================
                                                                                      Year Ended June 30
                                                           ========================================================================
                                                            1999            1998            1997            1996          1995
                                                           =======         =======         =======         =======       =======
Net asset value, beginning of period ...............       $  1.00         $  1.00         $  1.00         $  1.00       $  1.00
                                                           -------         -------         -------         -------       -------
Income from Investment Operations
Net investment income ..............................         .0430           .0471           .0452           .0471         .0447(a)
Net gains or losses on securities ..................         .0000           .0000           .0000           .0000         .0000
                                                           -------         -------         -------         -------       -------
Total from investment operations ...................         .0430           .0471           .0452           .0471         .0447
                                                           -------         -------         -------         -------       -------
Less: Distributions
Dividends ..........................................        (.0430)         (.0471)         (.0452)         (.0471)       (.0447)
Distributions ......................................         .0000           .0000           .0000           .0000         .0000
                                                           -------         -------         -------         -------       -------
Total distributions ................................        (.0430)         (.0471)         (.0452)         (.0471)       (.0447)
                                                           -------         -------         -------         -------       -------
Net asset value, end of period .....................       $  1.00         $  1.00         $  1.00         $  1.00       $  1.00
                                                           =======         =======         =======         =======       =======
Total Return
Total investment return based on net asset value (b)          4.40%           4.83%           4.63%           4.82%         4.57%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............       $10,278         $ 8,015         $ 5,733         $ 4,804       $ 3,024
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....           .99%           1.00%           1.00%           1.00%         1.00%
   Expenses, before waivers and reimbursements .....           .99%           1.00%           1.00%           1.00%         1.03%
   Net investment income ...........................          4.29%           4.71%           4.53%           4.69%         4.51%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by Alliance.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                                                                                 Alliance Money Reserves
                                                      ==================================================================
                                                                                    Year Ended June 30
                                                      ==================================================================
                                                         1999          1998          1997          1996          1995
                                                      ==========    ==========    ==========    ==========    ==========

Net asset value, beginning of period ...............  $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                      ----------    ----------    ----------    ----------    ----------
Income from Investment Operations
Net investment income (a) ..........................        .043          .047          .045          .047          .045
Net gains or losses on securities ..................        .000          .000          .000          .000          .000
                                                      ----------    ----------    ----------    ----------    ----------
Total from invest operations .......................        .043          .047          .045          .047          .045
                                                      ----------    ----------    ----------    ----------    ----------
Less: Distributions
Dividends ..........................................       (.043)        (.047)        (.045)        (.047)        (.045)
Distributions ......................................        .000          .000          .000          .000          .000
                                                      ----------    ----------    ----------    ----------    ----------
Total distributions ................................       (.043)        (.047)        (.045)        (.047)        (.045)
                                                      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .....................  $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                      ==========    ==========    ==========    ==========    ==========
Total Return
Total investment return based on net asset value (b)        4.39%         4.83%         4.64%         4.81%         4.50%
Ratios/Supplemental Data
Net assets, end of year (in millions) ..............  $    1,407    $    1,166    $    1,011    $      755    $    2,510
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....        1.00%         1.00%         1.00%         1.00%         1.00%
   Expenses, before waivers and reimbursements .....        1.02%         1.02%         1.06%         1.00%         1.04%
   Net investment income (a) .......................        4.28%         4.72%         4.55%         4.80%         4.53%

                                                                                   Alliance Government Reserves
                                                      =============================================================================
                                                                                        Year Ended June 30
                                                      =============================================================================
                                                          1999             1998             1997           1996          1995
                                                      ===========      ===========      ===========    ===========    ==========

Net asset value, beginning of period ...............  $      1.00      $      1.00      $      1.00    $      1.00    $     1.00
                                                      -----------      -----------      -----------    -----------    ----------
Income from Investment Operations
Net investment income ..............................        .0419(a)         .0463(a)         .0443          .0461(a)      .0439(a)
Net gains or losses on securities ..................        .0000            .0000            .0000          .0000         .0000
                                                      -----------      -----------      -----------    -----------    ----------
Total from investment operations ...................        .0419            .0463            .0443          .0461         .0439
                                                      -----------      -----------      -----------    -----------    ----------
Less: Distributions
Dividends ..........................................       (.0419)          (.0463)          (.0443)        (.0461)       (.0439)
Distributions ......................................        .0000            .0000            .0000          .0000         .0000
                                                      -----------      -----------      -----------    -----------    ----------
Total distributions ................................       (.0419)          (.0463)          (.0443)        (.0461)       (.0439)
                                                      -----------      -----------      -----------    -----------    ----------
Net asset value, end of period .....................  $      1.00      $      1.00      $      1.00    $      1.00    $     1.00
                                                      ===========      ===========      ===========    ===========    ==========
Total Return
Total investment return based on net asset value (b)         4.27%            4.74%            4.53%          4.72%         4.48%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $     5,583      $     4,909      $     3,762    $     3,205    $    2,514
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....         1.00%            1.00%            1.00%          1.00%         1.00%
   Expenses, before waivers and reimbursements .....         1.02%            1.01%            1.00%          1.01%         1.05%
   Net investment income ...........................         4.18%(a)         4.63%(a)         4.44%          4.60%(a)      4.42%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by Alliance.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                                                                                 Alliance Treasury Reserves
                                                      ========================================================================
                                                                                      Year Ended June 30
                                                      ========================================================================
                                                           1999           1998           1997           1996           1995
                                                      ============   ============   ============   ============   ============

Net asset value, beginning of period ...............  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ------------   ------------   ------------   ------------   ------------
Income from Investment Operations
Net investment income (a) ..........................         .0389          .0453          .0443          .0466          .0460
Net gains or losses on securities ..................         .0000          .0000          .0000          .0000          .0000
                                                      ------------   ------------   ------------   ------------   ------------
Total from investment operations ...................         .0389          .0453          .0443          .0466          .0460
                                                      ------------   ------------   ------------   ------------   ------------
Less: Distributions
Dividends ..........................................        (.0389)        (.0453)        (.0443)        (.0466)        (.0460)
Distributions ......................................         .0000          .0000          .0000          .0000          .0000
                                                      ------------   ------------   ------------   ------------   ------------
Total distributions ................................        (.0389)        (.0453)        (.0443)        (.0466)        (.0460)
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, end of period .....................  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============   ============   ============
Total Return
Total investment return based on net asset value (b)          3.96%          4.63%          4.53%          4.77%          4.71%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $    811,752   $    740,056   $    704,084   $    700,558   $    493,702
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....          1.00%           .95%           .85%           .81%          .69%
   Expenses, before waivers and reimbursements .....          1.02%          1.01%          1.00%          1.05%         1.05%
   Net investment income (a) .......................          3.88%          4.53%          4.43%          4.64%         4.86%

                                                                       Alliance Municipal Trust -- General Portfolio
                                                      ========================================================================
                                                                                       Year Ended June 30
                                                      ========================================================================
                                                          1999           1998           1997           1996           1995
                                                      ============   ============   ============   ============   ============

Net asset value, beginning of period ...............  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ------------   ------------   ------------   ------------   ------------
Income from Investment Operations
Net investment income ..............................          .024           .028           .028           .029           .028(a)
Net gains or losses on securities ..................          .000           .000           .000           .000          (.003)
                                                      ------------   ------------   ------------   ------------   ------------
Total from investment operations ...................          .024           .028           .028           .029           .025
                                                      ------------   ------------   ------------   ------------   ------------
Add: Capital Contributions
Capital contributed by Alliance ....................          .000           .000           .000           .000           .003
                                                      ------------   ------------   ------------   ------------   ------------
Less: Distributions
Dividends ..........................................         (.024)         (.028)         (.028)         (.029)         (.028)
Distributions ......................................          .000           .000           .000           .000           .000
                                                      ------------   ------------   ------------   ------------   ------------
Total distributions ................................         (.024)         (.028)         (.028)         (.029)         (.028)
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, end of period .....................  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============   ============   ============
Total Return
Total investment return based on net asset value (b)          2.42%          2.85%          2.81%          2.93%          2.83%(c)
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $      1,168   $      1,196   $        980   $      1,148   $      1,189
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....          1.00%           .98%           .94%           .95%           .94%
   Expenses, before waivers and reimbursements .....          1.00%           .98%           .94%           .95%           .95%
   Net investment income (a) .......................          2.38%          2.81%          2.76%          2.90%          2.78%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by Alliance.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)   The capital contribution by Alliance had no effect on total return.

                                                                      Alliance Municipal Trust -- New York Portfolio
                                                      ========================================================================
                                                                                     Year Ended June 30
                                                      ========================================================================
                                                          1999           1998           1997           1996           1995
                                                      ============   ============   ============   ============   ============

Net asset value, beginning of period ...............  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ------------   ------------   ------------   ------------   ------------
Income from Investment Operations
Net investment income (a) ..........................          .022           .027           .027           .028           .028
Net gains or losses on securities ..................          .000           .000           .000           .000           .000
                                                      ------------   ------------   ------------   ------------   ------------
Total from investment operations ...................          .022           .027           .027           .028           .028
                                                      ------------   ------------   ------------   ------------   ------------
Less: Distributions
Dividends ..........................................         (.022)         (.027)         (.027)         (.028)         (.028)
Distributions ......................................          .000           .000           .000           .000           .000
                                                      ------------   ------------   ------------   ------------   ------------
Total distributions ................................         (.022)         (.027)         (.027)         (.028)         (.028)
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, end of period .....................  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============   ============   ============
Total Return
Total investment return based on net asset value (b)          2.24%          2.74%          2.77%          2.87%          2.84%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $    584,231   $    520,562   $    355,461   $    330,984   $    177,254
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....          1.00%           .93%           .85%           .85%          .85%
   Expenses, before waivers and reimbursements .....          1.04%          1.01%          1.04%          1.03%         1.03%
   Net investment income (a) .......................          2.21%          2.69%          2.73%          2.82%         2.81%

                                                                      Alliance Municipal Trust -- California Portfolio
                                                      =========================================================================
                                                                                       Year Ended June 30
                                                      =========================================================================
                                                          1999           1998           1997           1996           1995
                                                      ===========    ===========    ===========    ===========    ===========

Net asset value, beginning of period ...............  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                      -----------    -----------    -----------    -----------    -----------
Income from Investment Operations
Net investment income ..............................         .022           .027(a)        .027(a)        .029(a)        .027(a)
Net gains or losses on securities ..................         .000           .000           .000           .000           .000
                                                      -----------    -----------    -----------    -----------    -----------
Total from investment operations ...................         .022           .027           .027           .029           .027
                                                      -----------    -----------    -----------    -----------    -----------
Less: Distributions
Dividends ..........................................        (.022)         (.027)         (.027)         (.029)         (.027)
Distributions ......................................         .000           .000           .000           .000           .000
                                                      -----------    -----------    -----------    -----------    -----------
Total distributions ................................        (.022)         (.027)         (.027)         (.029)         (.027)
                                                      -----------    -----------    -----------    -----------    -----------
Net asset value, end of period .....................  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                      ===========    ===========    ===========    ===========    ===========
Total Return
Total investment return based on net asset value (b)         2.20%          2.74%          2.76%          2.91%          2.78%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $   655,644    $   422,464    $   357,148    $   297,862    $   236,479
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....          .98%           .96%           .93%           .93%           .93%
   Expenses, before waivers and reimbursements .....          .98%           .97%           .96%           .94%          1.01%
   Net investment income ...........................         2.18%          2.71%(a)       2.73%(a)       2.86%(a)       2.75%(a)

(a)   Net of expenses reimbursed or waived by Alliance.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                                                                      Alliance Municipal Trust -- Connecticut Portfolio
                                                      ============================================================================
                                                                                     Year Ended June 30
                                                      ============================================================================
                                                          1999            1998            1997            1996            1995
                                                      ============    ============    ============    ============    ============

Net asset value, beginning of period ...............  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ------------    ------------    ------------    ------------    ------------
Income from Investment Operations
Net investment income (a) ..........................          .022            .027            .027            .028            .028
Net gains or losses on securities ..................          .000            .000            .000            .000            .000
                                                      ------------    ------------    ------------    ------------    ------------
Total from investment operations ...................          .022            .027            .027            .028            .028
                                                      ------------    ------------    ------------    ------------    ------------
Less: Distributions
Dividends ..........................................         (.022)          (.027)          (.027)          (.028)          (.028)
Distributions ......................................          .000            .000            .000            .000            .000
                                                      ------------    ------------    ------------    ------------    ------------
Total distributions ................................         (.022)          (.027)          (.027)          (.028)          (.028)
                                                      ------------    ------------    ------------    ------------    ------------
Net asset value, end of period .....................  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ============    ============    ============    ============    ============
Total Return
Total investment return based on net asset value (b)          2.25%           2.75%           2.76%           2.88%           2.78%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $    143,401    $    124,107    $    102,612    $     95,812    $     75,991
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....          1.00%            .93%            .80%            .80%            .80%
   Expenses, before waivers and reimbursements .....          1.07%           1.06%           1.10%           1.15%           1.21%
   Net investment income (a) .......................          2.22%           2.69%           2.72%           2.84%           2.77%

                                                                          Alliance Municipal Trust -- New Jersey Portfolio
                                                      ============================================================================
                                                                                        Year Ended June 30
                                                      ============================================================================
                                                          1999            1998            1997            1996            1995
                                                      ============    ============    ============    ============    ============

Net asset value, beginning of period ...............  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ------------    ------------    ------------    ------------    ------------
Income from Investment Operations
Net investment income (a) ..........................          .022            .026            .027            .028            .029
Net gains or losses on securities ..................          .000            .000            .000            .000            .000
                                                      ------------    ------------    ------------    ------------    ------------
Total from investment operations ...................          .022            .026            .027            .028            .029
                                                      ------------    ------------    ------------    ------------    ------------
Less: Distributions
Dividends ..........................................         (.022)          (.026)          (.027)          (.028)          (.029)
Distributions ......................................          .000            .000            .000            .000            .000
                                                      ------------    ------------    ------------    ------------    ------------
Total distributions ................................         (.022)          (.026)          (.027)          (.028)          (.029)
                                                      ------------    ------------    ------------    ------------    ------------
Net asset value, end of period .....................  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ============    ============    ============    ============    ============
Total Return
Total investment return based on net asset value (b)          2.21%           2.67%           2.72%           2.89%           2.93%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $    220,865    $    151,617    $    123,579    $     98,098    $     74,133
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....          1.00%            .94%            .85%            .82%            .74%
   Expenses, before waivers and reimbursements .....          1.09%           1.07%           1.12%           1.19%           1.29%
   Net investment income (a) .......................          2.16%           2.63%           2.68%           2.84%           2.98%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by Alliance.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                                                                   Alliance Municipal Trust -- Virginia Portfolio
                                                      ========================================================================
                                                                                                   October 25,
                                                                Year Ended June 30                   1994 (a)
                                                      =========================================      through
                                                         1999            1998          1997            1996      June 30, 1995
                                                      ===========    ===========    ===========    ===========   =============

Net asset value, beginning of period ...............  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                      -----------    -----------    -----------    -----------    -----------
Income from Investment Operations
Net investment income (b) ..........................         .023           .029           .028           .029           .023
Net gains or losses on securities ..................         .000           .000           .000           .000           .000
                                                      -----------    -----------    -----------    -----------    -----------
Total from investment operations ...................         .023           .029           .028           .029           .023
                                                      -----------    -----------    -----------    -----------    -----------
Less: Distributions
Dividends ..........................................        (.023)         (.029)         (.028)         (.029)         (.023)
Distributions ......................................         .000           .000           .000           .000           .000
                                                      -----------    -----------    -----------    -----------    -----------
Total distributions ................................        (.023)         (.029)         (.028)         (.029)         (.023)
                                                      -----------    -----------    -----------    -----------    -----------
Net asset value, end of period .....................  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                      ===========    ===========    ===========    ===========    ===========
Total Return
Total investment return based on net asset value (c)         2.34%          2.90%          2.83%          2.97%          2.37%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $   113,932    $   123,822    $    78,775    $    89,557    $    66,921
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....         1.00%           .93%           .80%           .78%           .44%(d)
   Expenses, before waivers and reimbursements .....         1.07%          1.03%          1.15%          1.15%          1.30%(d)
   Net investment income (b) .......................         2.34%          2.86%          2.78%          2.91%          3.48%(d)

                                                               Alliance Municipal Trust -- Florida Portfolio
                                                      =============================================================
                                                                                                       July 28,
                                                      ============================================     1995 (a)
                                                                   Year Ended June 30                   through
                                                          1999            1998            1997        June 30, 1996
                                                      ============    ============    ============    =============

Net asset value, beginning of period ...............  $       1.00    $       1.00    $       1.00    $       1.00
                                                      ------------    ------------    ------------    ------------
Income from Investment Operations
Net investment income (b) ..........................          .024            .028            .030            .030
Net gains or losses on securities ..................          .000            .000            .000            .000
                                                      ------------    ------------    ------------    ------------
Total from investment operations ...................          .024            .028            .030            .030
                                                      ------------    ------------    ------------    ------------
Less: Distributions
Dividends ..........................................         (.024)          (.028)          (.030)          (.030)
Distributions ......................................          .000            .000            .000            .000
                                                      ------------    ------------    ------------    ------------
Total distributions ................................         (.024)          (.028)          (.030)          (.030)
                                                      ------------    ------------    ------------    ------------
Net asset value, end of period .....................  $       1.00    $       1.00    $       1.00    $       1.00
                                                      ============    ============    ============    ============
Total Return
Total investment return based on net asset value (c)          2.41%           2.87%           3.03%           3.07%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $    136,916    $    113,095    $     89,149    $     91,179
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....          1.00%            .93%            .65%            .58%(d)
   Expenses, before waivers and reimbursements .....          1.08%           1.06%           1.10%           1.24%(d)
   Net investment income (b) .......................          2.36%           2.82%           2.97%           3.12%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by Alliance.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

                                                                Alliance Municipal Trust --
                                                                  Massachusetts Portfolio
                                                      =============================================
                                                                                        April 17,
                                                           Year Ended June 30            1997 (a)
                                                      ============================       through
                                                          1999            1998        June 30, 1997
                                                      ============    ============    =============
Net asset value, beginning of period ...............  $       1.00    $       1.00    $       1.00
                                                      ------------    ------------    ------------
Income from Investment Operations
Net investment income (b) ..........................          .023            .028            .007
Net gains or losses on securities ..................          .000            .000            .000
                                                      ------------    ------------    ------------
Total from investment operations ...................          .023            .028            .007
                                                      ------------    ------------    ------------
Less: Distributions
Dividends ..........................................         (.023)          (.028)          (.007)
Distributions ......................................          .000            .000            .000
                                                      ------------    ------------    ------------
Total distributions ................................         (.023)          (.028)          (.007)
                                                      ------------    ------------    ------------
Net asset value, end of period .....................  $       1.00    $       1.00    $       1.00
                                                      ============    ============    ============
Total Return
Total investment return based on net asset value (c)          2.31%           2.83%           0.72%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............  $     50,480    $     27,832    $     15,046
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....          1.00%            .85%            .50%(d)
   Expenses, before waivers and reimbursements .....          1.47%           1.37%           2.99%(d)
   Net investment income (b) .......................          2.26%           2.80%           3.47%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by Alliance.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

For more information about the Portfolios, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders
The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.

o Statement of Additional Information (SAI)
The Portfolios have SAIs, which contain more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAIs are incorporated by reference into (and are legally part of) this Prospectus.

You may request free copies of current annual/semi-annual reports or SAIs, or make inquires concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:             c/o Alliance Fund Services, Inc.
                     P.O. Box 1520, Secaucus,
                     New Jersey 07096

By phone:            For Information and Literature:
                     (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

In person:           at the SEC's Public Reference
                     Room in Washington, D.C.

By phone:            (202) 942-8090
                     (for information on the operation
                     of the Public Reference Room only)

By mail:             Public Reference Section
                     Securities and Exchange
                     Commission
                     Washington, DC 20549-6009
                     (duplicating fee required)

By electronic-mail:  publicinfo@sec.gov
                     (duplicating fee required)

On the Internet:     www.sec.gov

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